Leases (Tables)	12 Months Ended
Dec. 31, 2014
Minimum Aggregate Rental Commitments	The minimum aggregate rental commitments as of December 31, 2014 were as follows:

(in thousands)
2015	$97
2016	194
2017	207
2018	212
2019	217
All future years	1,712

Aggregate total	$2,639